Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of profit before tax to net cash flows from operating activities:
Profit before tax	£ 4,223	£ 4,867	£ 5,418
Adjustment for non-cash items:
Credit impairment charges/(releases)	1,578	933	(277)
Depreciation, amortisation and impairment of property, plant, equipment and intangibles	489	483	683
Provisions and pension charges	63	1,188	85
Net loss on disposal of investments and property, plant and equipment	7	8	12
Other non-cash movements including exchange rate movements	7,567	(13,491)	1,968
Changes in operating assets and liabilities
Net decrease/ (increase) in cash collateral and settlement balances	31	(1,078)	3,633
Net decrease/ (increase) in loans and advances at amortised cost	8,313	(30,617)	(7,190)
Net (increase)/decrease in reverse repurchase agreements and other similar secured lending	(378)	2,452	5,804
Net increase in deposits at amortised cost	10,219	28,751	18,132
Net (decrease)/increase in debt securities in issue	(14,359)	11,624	18,965
Net increase/(decrease) in repurchase agreements and other similar secured borrowing	16,589	(804)	2,326
Net decrease/(increase) in derivative financial instruments	7,539	(8,002)	(3,655)
Net (increase)/decrease in trading portfolio assets	(40,795)	13,100	(19,207)
Net (decrease)/increase in trading portfolio liabilities	(14,699)	19,169	7,152
Net decrease/(increase) in financial assets and liabilities at fair value through the income statement	33,410	(1,978)	(14,960)
Net increase in other assets	(1,301)	(3,311)	(2,235)
Net (decrease)/increase in other liabilities	(1,864)	1,834	2,082
Corporate income tax paid	(265)	(144)	(1,239)
Net cash from operating activities	16,367	24,984	17,497
Cash flows from (used in) investing activities [abstract]
Purchase of debt securities at amortised cost	(14,901)	(20,014)	(6,931)
Proceeds from redemption or sale of debt securities at amortised cost	2,681	12,925	2,424
Purchase of financial assets at fair value through other comprehensive income	(50,254)	(43,139)	(44,058)
Proceeds from sale or redemption of financial assets at fair value through other comprehensive income	44,126	42,157	47,601
Purchase of property, plant and equipment and intangibles	(439)	(540)	(758)
Disposal of subsidiaries and associates, net of cash disposed	0	0	65
Other cash flows associated with investing activities	0	0	4
Net cash from investing activities	(18,787)	(8,611)	(1,653)
Cash flows from (used in) financing activities [abstract]
Dividends paid and other coupon payments on equity instruments	(2,196)	(963)	(1,452)
Issuance of subordinated liabilities	5,986	15,381	9,099
Redemption of subordinated liabilities	(7,431)	(8,367)	(7,241)
Issue of shares and other equity instruments	2,499	3,134	1,072
Repurchase of shares and other equity instruments	(2,425)	(2,136)	0
Capital contribution	0	750	0
Vesting of employee share schemes	(442)	(413)	(356)
Net cash from financing activities	(4,009)	7,386	1,122
Effect of exchange rates on cash and cash equivalents	(5,013)	10,235	(4,231)
Net (decrease)/increase in cash and cash equivalents	(11,442)	33,994	12,735
Cash and cash equivalents at beginning of year	219,854	185,860	173,125
Cash and cash equivalents at end of year	208,412	219,854	185,860
Cash and cash equivalents comprise:
Cash and balances at central banks	189,686	202,142	169,085
Loans and advances to banks with original maturity less than three months	7,117	6,229	6,473
Cash collateral balances with central banks with original maturity less than three months	10,325	10,625	9,690
Treasury and other eligible bills with original maturity less than three months	1,284	858	612
Cash and cash equivalents at end of year	£ 208,412	£ 219,854	£ 185,860